[LETTERHEAD]

October 15, 2004

Via Edgar

Securities and Exchange Commission
Filing Desk
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:
PG&E ENERGY RECOVERY FUNDING LLC
Registration Statement on Form S-3

Ladies and Gentlemen:

On behalf of PG&E Energy Recovery Funding LLC, a Delaware corporation (the "Company") (CIK: 0001305629) for the purpose of registering $1,000,000 aggregate principal amount of energy recovery bonds of the Company under the Securities Act of 1933, as amended, we transmit for filing, through the Commission's electronic filing system, the Company's Registration Statement on Form S-3. The Company has previously wired $126.70 in payment of the requisite filing fee to the Commission's designated lock-box depository at Mellon Bank.

Please direct notice of the availability of effectiveness, or any comments or questions regarding this filing, to me at (415) 773-5628.

Very truly yours,

/s/ Dora Mao

Dora Mao